SHARE CAPITAL, Stock Options (Details)					12 Months Ended
	Nov. 12, 2020 CAD ($) shares $ / shares	Jul. 22, 2020 CAD ($) shares $ / shares	Jun. 01, 2020 CAD ($) shares $ / shares	May 06, 2020 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Weighted Average Exercise Price [Roll Forward]
Share-based payments expense | $					$ 263,672	$ 473,103	$ 776,962
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.12%
Expected dividend yield					0.00%	0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate						0.10%
Expected volatility					97.00%	60.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate						0.34%
Expected volatility					140.00%	101.00%
Stock Options [Member]
Stock Options [Abstract]
Maximum percentage of common shares reserved for issuance					20.00%
Option permitted for holder to purchase shares at stated exercise price (in shares) | shares					1
Number of Options [Roll Forward]
Beginning balance (in shares) | shares					9,800,000	10,374,000
Granted (in shares) | shares					2,500,000	6,725,000
Exercised (in shares) | shares					(100,000)	(2,000,000)
Expired (in shares) | shares						(200,000)
Forfeited/cancelled (in shares) | shares					(1,025,000)	(5,099,000)
Ending balance (in shares) | shares					11,175,000	9,800,000	10,374,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares					$ 0.15	$ 0.22
Granted (in dollars per share) | $ / shares					0.14	0.09
Exercised (in dollars per share) | $ / shares					0.09	0.09
Expired (in dollars per share) | $ / shares						0.17
Forfeited/cancelled (in dollars per share) | $ / shares					0.16	0.20
Ending balance (in dollars per share) | $ / shares					$ 0.15	$ 0.15	$ 0.22
Contributed surplus to share capital reallocated | $					$ 6,965	$ 130,127
Fair values options using Black-Scholes option pricing model [Abstract]
Weighted average fair value of options granted (in dollars per share) | $ / shares					$ 0.11	$ 0.06
Estimated life					5 years
Expected dividend yield					0.00%	0.00%
Stock Options [Member] | Directors, Officers and Consultants [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares	2,000,000			2,875,000	2,500,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares	$ 0.075			$ 0.09
Options, expire date	Nov. 12, 2025			May 06, 2025
Stock option fair value | $	$ 121,608			$ 208,995
Stock Options [Member] | Employee [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares			250,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares			$ 0.14
Options, expire date			Jan. 30, 2023
Stock option fair value | $			$ 14,251
Stock Options [Member] | Consultants [Member]
Number of Options [Roll Forward]
Granted (in shares) | shares	1,000,000	500,000
Weighted Average Exercise Price [Roll Forward]
Exercised (in dollars per share) | $ / shares	$ 0.09	$ 0.09
Options, expire date	Nov. 12, 2025	Jul. 22, 2025
Stock option fair value | $	$ 57,909	$ 34,827
Stock Options [Member] | Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.44%	0.44%
Estimated life						1 year
Expected volatility					102.00%	106.00%
Stock Options [Member] | Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate					0.90%	1.51%
Estimated life						5 years
Expected volatility					107.00%	119.00%